Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Redeemable convertible preferred stock, authorized (in shares)		186,554,160
Redeemable convertible preferred stock, issued (in shares)		171,535,213
Redeemable convertible preferred stock, outstanding (in shares)	0	171,535,213
Redeemable convertible preferred stock, liquidation preference		$ 430,041
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series A-1 redeemable convertible preferred stock
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Redeemable convertible preferred stock, authorized (in shares)	0	55,399,943
Redeemable convertible preferred stock, issued (in shares)	0	55,399,943
Redeemable convertible preferred stock, outstanding (in shares)	0	55,399,943
Redeemable convertible preferred stock, liquidation preference	$ 0	$ 55,000
Series A-2 redeemable convertible preferred stock
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Redeemable convertible preferred stock, authorized (in shares)	0	64,718,940
Redeemable convertible preferred stock, issued (in shares)	0	49,700,364
Redeemable convertible preferred stock, outstanding (in shares)	0	49,700,364
Redeemable convertible preferred stock, liquidation preference	$ 0	$ 49,342
Series B redeemable convertible preferred stock
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Redeemable convertible preferred stock, authorized (in shares)	0	41,937,960
Redeemable convertible preferred stock, issued (in shares)	0	41,937,960
Redeemable convertible preferred stock, outstanding (in shares)	0	41,937,960
Redeemable convertible preferred stock, liquidation preference	$ 0	$ 204,302
Series C redeemable convertible preferred stock
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Redeemable convertible preferred stock, authorized (in shares)	0	24,497,317
Redeemable convertible preferred stock, issued (in shares)	0	24,496,946
Redeemable convertible preferred stock, outstanding (in shares)	0	24,496,946
Redeemable convertible preferred stock, liquidation preference	$ 0	$ 121,397
Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.00001
Common stock, authorized (in shares)	380,000,000	309,584,750
Common stock, issued (in shares)	242,647,604	124
Common stock, outstanding (in shares)	242,647,604	124
Class B common stock
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Common stock, authorized (in shares)	0	18,575,085
Common stock, issued (in shares)	0	130,557
Common stock, outstanding (in shares)	0	130,557